Related Party Transactions (Details) - USD ($)	1 Months Ended			12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Jan. 31, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions (Details) [Line Items]
TDH group BVBA borrowed non-interest bearing,description		TDH Group BVBA borrowed non-interest bearing, unsecured long-term loans from Rongfeng Cui in the aggregate amount of €250,000 (approximately $288,000), of which €60,000 (approximately $69,000), €60,000 (approximately $69,000), €60,000 (approximately $69,000), €60,000 (approximately $69,000), €10,000 (approximately $11,500) and $0 is due in the years ended December 31, 2019, 2020, 2021, 2022, 2023 and thereafter, respectively. The Company did not make any repayment to Rongfeng Cui during the years ended December 31, 2020 and 2021 nor subsequently, such default may lead to callable of the loan at any time by Rongfeng Cui. As a result, the corresponding loan was classified as current liability and included in short-term loans – related parties as of December 31, 2021 and 2020. The Company is aware of the possible penalty and/or other consequence due to the default, however, no reasonable estimate can be made at this time.
Interest outstanding.				$ 75,992
Percentage of annual interest rate				24.00%
Interest expenses for loans from related parties				$ 29,581	$ 43,835	$ 632,251
Related Party Transaction [Member]
Related Party Transactions (Details) [Line Items]
Unsecured short term loans from related parties				0	49,350
Repaid loans to related party				$ 0	0
Related Party Transaction [Member] | Minimum [Member]
Related Party Transactions (Details) [Line Items]
Interest rate for loans outstanding				0.00%
Related Party Transaction [Member] | Maximum [Member]
Related Party Transactions (Details) [Line Items]
Interest rate for loans outstanding				25.00%
Dandan Liu [Member]
Related Party Transactions (Details) [Line Items]
Loan agreement, description			the Company entered into a loan agreement with Dandan Liu. In May 2018, the agreement was amended to, among others, reclassify unpaid interest payable to the principal of the loan, resulting in an increase of principal from RMB3,000,000 (approximately $466,000) to RMB3,030,000 (approximately $471,000) and increase the interest rate from 3% to 15%. Interest rate will be 24% for the period past due. In March 2019, the agreement was further amended to, among others, reclassify unpaid interest payable to the principal of the loan, resulting in an increase of principal to RMB3,484,500 (approximately $539,000) and extend the maturity date from January 2019 to May 2019.
Yuxiang Qi [Member]
Related Party Transactions (Details) [Line Items]
Loan agreement, description	the Company entered into a loan agreement with Yuxiang Qi. Interest rate was 15% during the loan period and 24% for the period past due. In March 2019, the agreement was amended to, among others, reclassify unpaid interest payable to the principal of the loan, resulting in an increase of principal from RMB3,000,000 (approximately $462,000) to RMB3,405,000 (approximately $522,000) and extend the maturity date from December 2018 to May 2019.
Sales [Member]
Related Party Transactions (Details) [Line Items]
Cost of revenue				$ 0	$ 0	$ 178,636